Earnings Contribution of Northern Trust's Business Units (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Fully taxable equivalent basis adjustments	$ 40.2	$ 39.1	$ 40.2